Property and Equipment - Summary of Completed Sales (Details) ₱ in Millions				1 Months Ended	12 Months Ended
	Jul. 29, 2022 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2022 PHP (₱) TelecomTower
Disclosure of detailed information about property, plant and equipment [line items]
Cash Consideration	₱ 100	₱ 21,800	₱ 26,200	₱ 136
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					4,665
Cash Consideration					₱ 60,492
Net Book Value of Tower Assets (excluding taxes)					₱ 22,874
Smart and DMPI [Member] | June 1, 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					3,012
Cash Consideration					₱ 39,228
Net Book Value of Tower Assets (excluding taxes)					₱ 12,937
Smart and DMPI [Member] | August 1, 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					1,013
Cash Consideration					₱ 13,190
Net Book Value of Tower Assets (excluding taxes)					₱ 5,253
Smart and DMPI [Member] | September 1, 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					151
Cash Consideration					₱ 1,801
Net Book Value of Tower Assets (excluding taxes)					₱ 1,606
Smart and DMPI [Member] | October 3, 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					259
Cash Consideration					₱ 3,529
Net Book Value of Tower Assets (excluding taxes)					₱ 1,377
Smart and DMPI [Member] | December 9, 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower					230
Cash Consideration					₱ 2,744
Net Book Value of Tower Assets (excluding taxes)					₱ 1,701